Distribution Date:	08/16/24	Wells Fargo Commercial Mortgage Trust 2016-L24
Determination Date:	08/12/24
Next Distribution Date:	09/17/24
Record Date:	07/31/24	Commercial Mortgage Pass-Through Certificates
Series 2016-LC24

Table of Contents				Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	4		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	5		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	6
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	7
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	8	Co-op Master Servicer	National Cooperative Bank, N.A.
Current Mortgage Loan and Property Stratification	9-13		Tom Klump	(703) 302-8080	tklump@ncb.coop
Mortgage Loan Detail (Part 1)	14-17		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Mortgage Loan Detail (Part 2)	18-21	Co-op Special Servicer	National Cooperative Bank, N.A.
Principal Prepayment Detail	22		Tom Klump	(703) 302-8080	tklump@ncb.coop
Historical Detail	23		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Delinquency Loan Detail	24	Special Servicer	LNR Partners, Inc.
			Bonita Erbstein	(305) 695-5691	berbstein@lnrpartners.com
Collateral Stratification and Historical Detail	25
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Specially Serviced Loan Detail - Part 1	26
		Operating Trust Advisor	BellOak, LLC
Specially Serviced Loan Detail - Part 2	27		Attention: Reporting		Reporting@belloakadvisors.com
Modified Loan Detail	28		200 N. Pacific Coast Highway, Suite 1400 | El Segundo, CA 90245 | United States
Historical Liquidated Loan Detail	29	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Historical Bond / Collateral Loss Reconciliation Detail	30		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Interest Shortfall Detail - Collateral Level	31				trustadministrationgroup@computershare.com
Supplemental Notes	32		9062 Old Annapolis Road | Columbia, MD 21045 | United States
		Asset Representations	BellOak, LLC
		Reviewer
			Attention: Reporting		Reporting@belloakadvisors.com
			200 N. Pacific Coast Highway, Suite 1400 | El Segundo, CA 90245 | United States
		Trustee	Wilmington Trust, National Association
			Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 32

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	95000HBC5	1.441000%	41,394,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	95000HBD3	2.501000%	55,655,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	95000HBE1	2.684000%	275,000,000.00	234,182,373.43	0.00	523,787.91	0.00	0.00	523,787.91	234,182,373.43	36.43%	30.00%
A-4	95000HBF8	2.942000%	290,568,000.00	290,568,000.00	0.00	712,375.88	0.00	0.00	712,375.88	290,568,000.00	36.43%	30.00%
A-SB	95000HBG6	2.825000%	69,133,000.00	23,794,632.66	1,273,870.53	56,016.53	0.00	0.00	1,329,887.06	22,520,762.13	36.43%	30.00%
A-S	95000HBH4	3.367000%	94,083,000.00	94,083,000.00	0.00	263,981.22	0.00	0.00	263,981.22	94,083,000.00	25.50%	21.00%
B	95000HBL5	3.621000%	48,347,000.00	48,347,000.00	0.00	145,887.07	0.00	0.00	145,887.07	48,347,000.00	19.88%	16.38%
C	95000HBM3	4.574613%	44,428,000.00	44,428,000.00	0.00	169,367.43	0.00	0.00	169,367.43	44,428,000.00	14.72%	12.13%
D	95000HAL6	3.214000%	49,655,000.00	49,655,000.00	0.00	132,992.64	0.00	0.00	132,992.64	49,655,000.00	8.96%	7.38%
E	95000HAN2	2.805613%	13,067,000.00	13,067,000.00	0.00	30,550.79	0.00	0.00	30,550.79	13,067,000.00	7.44%	6.13%
F	95000HAQ5	2.805613%	10,453,000.00	10,453,000.00	0.00	24,439.23	0.00	0.00	24,439.23	10,453,000.00	6.22%	5.13%
G	95000HAS1	2.805613%	10,454,000.00	10,454,000.00	0.00	24,441.57	0.00	0.00	24,441.57	10,454,000.00	5.01%	4.13%
H	95000HAU6	2.805613%	10,453,000.00	10,453,000.00	0.00	24,439.23	0.00	0.00	24,439.23	10,453,000.00	3.79%	3.13%
I*	95000HAW2	2.805613%	32,668,263.00	32,668,263.00	0.00	23,337.99	0.00	0.00	23,337.99	32,668,263.00	0.00%	0.00%
V	95000HAY8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	95000HBA9	0.000000%	100.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,045,358,363.00	862,153,269.09	1,273,870.53	2,131,617.49	0.00	0.00	3,405,488.02	860,879,398.56

X-A	95000HBJ0	1.747833%	731,750,000.00	548,545,006.09	0.00	798,970.67	0.00	0.00	798,970.67	547,271,135.56
X-B	95000HBK7	1.121394%	142,430,000.00	142,430,000.00	0.00	133,100.17	0.00	0.00	133,100.17	142,430,000.00
X-D	95000HAA0	1.360613%	49,655,000.00	49,655,000.00	0.00	56,301.04	0.00	0.00	56,301.04	49,655,000.00
X-EF	95000HAC6	1.769000%	23,520,000.00	23,520,000.00	0.00	34,672.40	0.00	0.00	34,672.40	23,520,000.00
X-G	95000HAE2	1.769000%	10,454,000.00	10,454,000.00	0.00	15,410.94	0.00	0.00	15,410.94	10,454,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 32

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-H	95000HAG7	1.769000%	10,453,000.00	10,453,000.00	0.00	15,409.46	0.00	0.00	15,409.46	10,453,000.00
X-I	95000HAJ1	1.769000%	32,668,263.00	32,668,263.00	0.00	48,158.46	0.00	0.00	48,158.46	32,668,263.00
Notional SubTotal			1,000,930,263.00	817,725,269.09	0.00	1,102,023.14	0.00	0.00	1,102,023.14	816,451,398.56

Deal Distribution Total					1,273,870.53	3,233,640.63	0.00	0.00	4,507,511.16

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 32

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95000HBC5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	95000HBD3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	95000HBE1	851.57226702	0.00000000	1.90468331	0.00000000	0.00000000	0.00000000	0.00000000	1.90468331	851.57226702
A-4	95000HBF8	1,000.00000000	0.00000000	2.45166667	0.00000000	0.00000000	0.00000000	0.00000000	2.45166667	1,000.00000000
A-SB	95000HBG6	344.18631710	18.42637424	0.81027194	0.00000000	0.00000000	0.00000000	0.00000000	19.23664617	325.75994286
A-S	95000HBH4	1,000.00000000	0.00000000	2.80583336	0.00000000	0.00000000	0.00000000	0.00000000	2.80583336	1,000.00000000
B	95000HBL5	1,000.00000000	0.00000000	3.01749995	0.00000000	0.00000000	0.00000000	0.00000000	3.01749995	1,000.00000000
C	95000HBM3	1,000.00000000	0.00000000	3.81217768	0.00000000	0.00000000	0.00000000	0.00000000	3.81217768	1,000.00000000
D	95000HAL6	1,000.00000000	0.00000000	2.67833330	0.00000000	0.00000000	0.00000000	0.00000000	2.67833330	1,000.00000000
E	95000HAN2	1,000.00000000	0.00000000	2.33801102	0.00000000	0.00000000	0.00000000	0.00000000	2.33801102	1,000.00000000
F	95000HAQ5	1,000.00000000	0.00000000	2.33801110	0.00000000	0.00000000	0.00000000	0.00000000	2.33801110	1,000.00000000
G	95000HAS1	1,000.00000000	0.00000000	2.33801129	0.00000000	0.00000000	0.00000000	0.00000000	2.33801129	1,000.00000000
H	95000HAU6	1,000.00000000	0.00000000	2.33801110	0.00000000	0.00000000	0.00000000	0.00000000	2.33801110	1,000.00000000
I	95000HAW2	1,000.00000000	0.00000000	0.71439335	1.62361770	34.98300966	0.00000000	0.00000000	0.71439335	1,000.00000000
V	95000HAY8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	95000HBA9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95000HBJ0	749.63444631	0.00000000	1.09186289	0.00000000	0.00000000	0.00000000	0.00000000	1.09186289	747.89359147
X-B	95000HBK7	1,000.00000000	0.00000000	0.93449533	0.00000000	0.00000000	0.00000000	0.00000000	0.93449533	1,000.00000000
X-D	95000HAA0	1,000.00000000	0.00000000	1.13384433	0.00000000	0.00000000	0.00000000	0.00000000	1.13384433	1,000.00000000
X-EF	95000HAC6	1,000.00000000	0.00000000	1.47416667	0.00000000	0.00000000	0.00000000	0.00000000	1.47416667	1,000.00000000
X-G	95000HAE2	1,000.00000000	0.00000000	1.47416683	0.00000000	0.00000000	0.00000000	0.00000000	1.47416683	1,000.00000000
X-H	95000HAG7	1,000.00000000	0.00000000	1.47416627	0.00000000	0.00000000	0.00000000	0.00000000	1.47416627	1,000.00000000
X-I	95000HAJ1	1,000.00000000	0.00000000	1.47416653	0.00000000	0.00000000	0.00000000	0.00000000	1.47416653	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 32

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	07/01/24 - 07/30/24	30	0.00	523,787.91	0.00	523,787.91	0.00	0.00	0.00	523,787.91	0.00
A-4	07/01/24 - 07/30/24	30	0.00	712,375.88	0.00	712,375.88	0.00	0.00	0.00	712,375.88	0.00
A-SB	07/01/24 - 07/30/24	30	0.00	56,016.53	0.00	56,016.53	0.00	0.00	0.00	56,016.53	0.00
A-S	07/01/24 - 07/30/24	30	0.00	263,981.22	0.00	263,981.22	0.00	0.00	0.00	263,981.22	0.00
B	07/01/24 - 07/30/24	30	0.00	145,887.07	0.00	145,887.07	0.00	0.00	0.00	145,887.07	0.00
C	07/01/24 - 07/30/24	30	0.00	169,367.43	0.00	169,367.43	0.00	0.00	0.00	169,367.43	0.00
D	07/01/24 - 07/30/24	30	0.00	132,992.64	0.00	132,992.64	0.00	0.00	0.00	132,992.64	0.00
E	07/01/24 - 07/30/24	30	0.00	30,550.79	0.00	30,550.79	0.00	0.00	0.00	30,550.79	0.00
F	07/01/24 - 07/30/24	30	0.00	24,439.23	0.00	24,439.23	0.00	0.00	0.00	24,439.23	0.00
G	07/01/24 - 07/30/24	30	0.00	24,441.57	0.00	24,441.57	0.00	0.00	0.00	24,441.57	0.00
H	07/01/24 - 07/30/24	30	0.00	24,439.23	0.00	24,439.23	0.00	0.00	0.00	24,439.23	0.00
I	07/01/24 - 07/30/24	30	1,087,251.39	76,378.76	0.00	76,378.76	53,040.77	0.00	0.00	23,337.99	1,142,834.16
X-A	07/01/24 - 07/30/24	30	0.00	798,970.67	0.00	798,970.67	0.00	0.00	0.00	798,970.67	0.00
X-B	07/01/24 - 07/30/24	30	0.00	133,100.17	0.00	133,100.17	0.00	0.00	0.00	133,100.17	0.00
X-D	07/01/24 - 07/30/24	30	0.00	56,301.04	0.00	56,301.04	0.00	0.00	0.00	56,301.04	0.00
X-EF	07/01/24 - 07/30/24	30	0.00	34,672.40	0.00	34,672.40	0.00	0.00	0.00	34,672.40	0.00
X-G	07/01/24 - 07/30/24	30	0.00	15,410.94	0.00	15,410.94	0.00	0.00	0.00	15,410.94	0.00
X-H	07/01/24 - 07/30/24	30	0.00	15,409.46	0.00	15,409.46	0.00	0.00	0.00	15,409.46	0.00
X-I	07/01/24 - 07/30/24	30	0.00	48,158.46	0.00	48,158.46	0.00	0.00	0.00	48,158.46	0.00
Totals			1,087,251.39	3,286,681.40	0.00	3,286,681.40	53,040.77	0.00	0.00	3,233,640.63	1,142,834.16

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 32

	Additional Information
Total Available Distribution Amount (1)	4,507,511.16
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 32

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,301,792.48	Master Servicing Fee	9,237.77
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,015.98
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	371.21
ARD Interest	0.00	Operating Advisor Fee	1,010.48
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	185.60
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,301,792.48	Total Fees	15,111.03

Principal		Expenses/Reimbursements
Scheduled Principal	1,273,870.53	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	47,807.79
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	5,232.98
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,273,870.53	Total Expenses/Reimbursements	53,040.77

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,233,640.63
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,273,870.53
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,507,511.16
Total Funds Collected	4,575,663.01	Total Funds Distributed	4,575,662.96

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 32

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	862,153,269.70	862,153,269.70	Beginning Certificate Balance	862,153,269.09
(-) Scheduled Principal Collections	1,273,870.53	1,273,870.53	(-) Principal Distributions	1,273,870.53
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	860,879,399.17	860,879,399.17	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	862,925,323.99	862,925,323.99	Ending Certificate Balance	860,879,398.56
Ending Actual Collateral Balance	861,683,787.43	861,683,787.43

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.61)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.61)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.57%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 32

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	13	129,626,226.67	15.06%	22	4.6506	NAP	Defeased	13	129,626,226.67	15.06%	22	4.6506	NAP
1,000,000 or less	3	1,658,920.43	0.19%	21	5.0283	1.921093	1.20 or less	23	206,491,767.69	23.99%	24	4.3251	0.371785
1,000,001 to 2,000,000	8	11,558,482.79	1.34%	21	4.7201	1.100641	1.21 to 1.30	2	55,440,544.05	6.44%	23	4.4468	1.297296
2,000,001 to 3,000,000	4	10,182,952.87	1.18%	25	3.6909	0.659600	1.31 to 1.40	4	75,829,243.40	8.81%	25	4.3996	1.363487
3,000,001 to 4,000,000	11	39,842,506.60	4.63%	23	4.4528	1.840529	1.41 to 1.50	1	51,329,404.13	5.96%	22	4.5860	1.499800
4,000,001 to 5,000,000	7	31,171,240.01	3.62%	24	4.5915	1.759557	1.51 to 1.75	11	68,442,110.45	7.95%	23	4.6022	1.683484
5,000,001 to 6,000,000	9	49,526,581.67	5.75%	23	4.1575	1.646256	1.76 to 2.00	16	111,203,112.68	12.92%	24	4.5565	1.899995
6,000,001 to 7,000,000	5	32,566,931.40	3.78%	25	4.7703	1.917355	2.01 to 2.25	4	30,283,854.43	3.52%	22	4.2342	2.135836
7,000,001 to 8,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.26 to 2.50	4	34,797,198.37	4.04%	23	4.5008	2.418383
8,000,001 to 9,000,000	2	17,698,985.01	2.06%	25	4.3895	1.602297	2.51 to 2.75	2	5,224,865.42	0.61%	23	5.3728	2.597659
9,000,001 to 10,000,000	1	9,271,626.82	1.08%	24	4.3500	1.743500	2.76 to 3.00	1	24,700,000.00	2.87%	25	4.2400	2.883000
10,000,001 to 15,000,000	9	108,229,090.74	12.57%	24	4.4545	1.562691	3.01 or greater	5	67,511,071.88	7.84%	23	4.1148	3.439325
15,000,001 to 20,000,000	3	53,926,102.97	6.26%	24	4.4499	0.809870	Totals	86	860,879,399.17	100.00%	23	4.4473	1.524231
20,000,001 to 30,000,000	7	172,593,086.04	20.05%	23	4.2356	1.838762
30,000,001 to 50,000,000	2	81,984,447.35	9.52%	23	4.5791	1.142590
50,000,001 or greater	2	111,042,217.80	12.90%	24	4.4752	1.425107
Totals	86	860,879,399.17	100.00%	23	4.4473	1.524231
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 32

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	14	129,626,226.67	15.06%	22	4.6506	NAP	Washington, DC	1	212,670.43	0.02%	24	3.9800	1.840000
Alabama	1	10,214,203.17	1.19%	23	4.4500	1.947200	Totals	96	860,879,399.17	100.00%	23	4.4473	1.524231
Arizona	1	3,630,169.92	0.42%	24	4.1600	1.823000
									Property Type³
California	7	78,636,185.28	9.13%	23	4.4369	1.353745
Colorado	1	24,700,000.00	2.87%	25	4.2400	2.883000		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Florida	3	27,929,160.97	3.24%	22	4.7700	1.681300		Properties	Balance	Agg. Bal.			DSCR¹
Georgia	8	58,454,811.82	6.79%	24	4.4987	1.914324	Defeased	14	129,626,226.67	15.06%	22	4.6506	NAP
Idaho	1	20,335,198.17	2.36%	22	4.3660	2.373700	Lodging	10	95,853,626.31	11.13%	23	4.7617	1.842900
Illinois	1	737,750.00	0.09%	20	4.8900	1.994600	Mixed Use	2	10,285,546.59	1.19%	24	4.0287	2.242671
Indiana	4	5,648,609.89	0.66%	17	5.0150	1.687900	Mobile Home Park	9	57,460,735.29	6.67%	22	4.6050	1.536749
Maryland	1	3,521,046.73	0.41%	22	5.6500	2.589800	Multi-Family	16	84,379,429.14	9.80%	25	3.7940	1.571875
Michigan	1	3,356,209.03	0.39%	24	4.4500	1.393400	Office	17	202,249,536.92	23.49%	23	4.5032	0.527680
Minnesota	4	2,951,000.00	0.34%	21	5.0666	1.950643	Other	1	46,700,000.00	5.42%	23	4.4500	1.304800
Nevada	1	35,000,000.00	4.07%	23	3.7440	3.588800	Retail	24	196,598,382.39	22.84%	24	4.3481	1.953859
New Jersey	1	6,142,054.66	0.71%	22	4.5860	1.499800	Self Storage	3	37,725,915.86	4.38%	22	4.4999	2.822580
New York	17	152,776,657.38	17.75%	24	4.0040	0.818601	Totals	96	860,879,399.17	100.00%	23	4.4473	1.524231
North Carolina	2	8,105,954.55	0.94%	23	5.3752	1.476456
Ohio	7	33,574,613.07	3.90%	23	4.6122	1.572035
Pennsylvania	4	61,462,386.84	7.14%	24	4.6310	1.268287
South Carolina	1	6,899,708.67	0.80%	25	4.8000	0.760100
Tennessee	1	5,299,227.16	0.62%	24	4.3800	0.778300
Texas	8	69,967,050.21	8.13%	24	4.7235	0.912920
Utah	1	9,271,626.82	1.08%	24	4.3500	1.743500
Virginia	4	88,292,214.01	10.26%	24	4.4505	1.505667
Washington	1	14,134,663.72	1.64%	24	4.9500	0.830700

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 32

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	13	129,626,226.67	15.06%	22	4.6506	NAP	Defeased	13	129,626,226.67	15.06%	22	4.6506	NAP
	3.500% or less	7	33,615,263.28	3.90%	24	3.4251	1.028853	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 3.750%	8	55,485,309.15	6.45%	24	3.6990	2.552430	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	2	4,593,132.07	0.53%	24	3.9991	2.442547	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	7	99,284,014.04	11.53%	24	4.1557	1.597436	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	16	255,246,383.42	29.65%	24	4.3961	1.308784	49 months or greater	73	731,253,172.50	84.94%	23	4.4113	1.533512
	4.501% to 4.750%	11	175,857,077.76	20.43%	23	4.6151	1.723003	Totals	86	860,879,399.17	100.00%	23	4.4473	1.524231
	4.751% to 5.000%	10	53,787,142.07	6.25%	23	4.8856	1.568656
	5.001% to 5.250%	6	38,208,615.15	4.44%	23	5.0791	0.587192
	5.251% to 5.500%	4	7,948,440.68	0.92%	20	5.4533	1.649427
	5.501% to 5.750%	2	7,227,794.88	0.84%	22	5.6120	2.542208
	5.751% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	86	860,879,399.17	100.00%	23	4.4473	1.524231
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 32

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	13	129,626,226.67	15.06%	22	4.6506	NAP	Defeased	13	129,626,226.67	15.06%	22	4.6506	NAP
	60 months or less	72	731,040,502.07	84.92%	23	4.4114	1.533422	Interest Only	16	215,585,250.00	25.04%	23	4.2370	1.722325
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	50	496,651,990.03	57.69%	24	4.5208	1.481170
	Totals	85	860,666,728.74	99.98%	23	4.4474	1.524152	301 months to 360 months	0	0.00	0.00%	0	0.0000	0.000000
								361 months or greater	6	18,803,262.04	2.18%	24	3.5227	0.747745
								Totals	85	860,666,728.74	99.98%	23	4.4474	1.524152
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 32

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	13	129,626,226.67	15.06%	22	4.6506	NAP	60 months or less	1	212,670.43	0.02%	24	3.9800	1.840000
Underwriter's Information		2	25,474,000.00	2.96%	23	4.0306	2.400672	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	57	646,692,855.66	75.12%	23	4.4975	1.527287	Totals	1	212,670.43	0.02%	24	3.9800	1.840000
	13 to 24 months	12	43,012,549.41	5.00%	25	3.7126	1.313490
	25 months or greater	2	16,073,767.43	1.87%	24	3.4144	0.998426
	Totals	86	860,879,399.17	100.00%	23	4.4473	1.524231
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 32

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	310935048	RT	Fredericksburg	VA	Actual/360	4.380%	225,684.60	124,021.55	0.00	N/A	09/01/26	--	59,836,835.22	59,712,813.67	08/01/24
2	28000896	MH	Various	Various	Actual/360	4.586%	203,088.09	97,599.12	0.00	N/A	06/06/26	--	51,427,003.25	51,329,404.13	08/06/24
3	310934701	98	New York	NY	Actual/360	4.450%	178,951.81	0.00	0.00	07/11/26	07/11/36	--	46,700,000.00	46,700,000.00	08/11/24
4	28300906	OF	New York	NY	Actual/360	4.109%	88,457.64	0.00	0.00	N/A	07/06/26	--	25,000,000.00	25,000,000.00	08/06/24
4A	28400906				Actual/360	4.109%	70,766.11	0.00	0.00	N/A	07/06/26	--	20,000,000.00	20,000,000.00	08/06/24
5	28000918	OF	Wyomissing	PA	Actual/360	4.750%	144,521.52	48,487.99	0.00	N/A	08/06/26	--	35,332,935.34	35,284,447.35	08/06/24
6	310936145	RT	Las Vegas	NV	Actual/360	3.744%	95,191.82	0.00	0.00	N/A	07/01/26	--	29,526,000.00	29,526,000.00	08/01/24
6A	310936147				Actual/360	3.744%	17,648.18	0.00	0.00	N/A	07/01/26	--	5,474,000.00	5,474,000.00	08/01/24
7	310936019	OF	Burbank	CA	Actual/360	4.300%	99,975.00	0.00	0.00	N/A	06/11/26	--	27,000,000.00	27,000,000.00	08/11/24
8	310934902	LO	Fairfax	VA	Actual/360	4.530%	90,027.90	47,258.84	0.00	N/A	07/11/26	--	23,079,146.71	23,031,887.87	08/11/24
9	28000914	MH	Inver Grove Heights	MN	Actual/360	4.488%	88,008.62	42,152.82	0.00	N/A	07/06/26	04/06/26	22,772,628.84	22,730,476.02	08/06/24
10	300571581	MF	Fort Collins	CO	Actual/360	4.240%	90,182.44	0.00	0.00	N/A	09/06/26	--	24,700,000.00	24,700,000.00	08/06/24
11	330933367	LO	Boise	ID	Actual/360	4.366%	76,614.43	43,086.66	0.00	N/A	06/11/26	--	20,378,284.83	20,335,198.17	08/11/24
12	330934730	SS	Los Angeles	CA	Actual/360	4.514%	89,402.28	0.00	0.00	N/A	06/11/26	--	23,000,000.00	23,000,000.00	08/11/24
13	300571560	MF	Houston	TX	Actual/360	4.400%	76,190.87	33,828.81	0.00	N/A	08/06/26	05/06/26	20,109,028.16	20,075,199.35	08/06/24
15	300571577	OF	Houston	TX	Actual/360	5.060%	75,793.55	32,305.36	0.00	N/A	09/06/26	--	17,394,924.74	17,362,619.38	07/06/22
16	28000928	OF	Dallas	TX	Actual/360	4.222%	60,346.59	35,262.32	0.00	N/A	09/06/26	--	16,598,745.91	16,563,483.59	08/06/24
17	300571558	MF	Houston	TX	Actual/360	4.600%	62,327.15	29,436.19	0.00	N/A	08/06/26	05/06/26	15,734,763.20	15,705,327.01	08/06/24
19	28000930	LO	Bothell	WA	Actual/360	4.950%	60,425.34	41,368.77	0.00	N/A	08/06/26	--	14,176,032.49	14,134,663.72	08/06/24
20	28200846	MF	Norman	OK	Actual/360	4.858%	65,697.55	21,979.81	0.00	N/A	01/06/26	10/06/25	15,704,801.18	15,682,821.37	08/06/24
21	310932777	OF	Atlanta	GA	Actual/360	4.420%	51,646.42	26,154.75	0.00	N/A	08/11/26	--	13,569,340.37	13,543,185.62	08/11/24
22	28000934	RT	Latrobe	PA	Actual/360	4.500%	49,813.21	21,122.73	0.00	N/A	09/06/26	--	12,855,022.83	12,833,900.10	08/06/24
23	470100950	MF	New York	NY	Actual/360	3.350%	33,462.29	28,237.60	0.00	N/A	08/01/26	--	11,599,830.05	11,571,592.45	08/01/24
24	28000899	OF	Houston	TX	Actual/360	4.950%	51,462.99	23,264.81	0.00	N/A	06/06/26	--	12,073,428.49	12,050,163.68	08/06/24
25	310934423	RT	Kennett Square	PA	Actual/360	4.390%	44,082.43	20,939.72	0.00	N/A	09/11/26	--	11,661,160.42	11,640,220.70	08/11/24
26	410934509	SS	Walnut Creek	CA	Actual/360	4.620%	44,792.26	18,410.10	0.00	N/A	06/11/26	--	11,259,050.38	11,240,640.28	08/11/24
27	300571575	RT	Conyers	GA	Actual/360	4.330%	41,091.22	19,994.84	0.00	N/A	09/06/26	--	11,020,515.86	11,000,521.02	08/06/24
28	28000913	OF	Montgomery	AL	Actual/360	4.450%	39,221.59	21,224.66	0.00	N/A	07/06/26	--	10,235,427.83	10,214,203.17	08/06/24

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 32

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
29	300571579	RT	Mesa	AZ	Actual/360	4.750%	39,713.58	18,971.75	0.00	N/A	09/06/26	--	9,709,261.63	9,690,289.88	08/06/24
30	28000826	MF	Canal Winchester	OH	Actual/360	4.980%	42,498.32	16,953.28	0.00	N/A	12/06/25	--	9,910,217.72	9,893,264.44	08/06/24
31	610935236	RT	Draper	UT	Actual/360	4.350%	34,802.86	19,458.63	0.00	N/A	08/11/26	--	9,291,085.45	9,271,626.82	08/11/24
32	28000925	RT	Savannah	GA	Actual/360	4.430%	33,423.49	21,166.19	0.00	N/A	08/06/26	--	8,761,710.24	8,740,544.05	08/06/24
34	410934184	RT	Houston	TX	Actual/360	4.350%	33,622.02	17,403.69	0.00	N/A	09/11/26	--	8,975,844.65	8,958,440.96	08/11/24
37	28000871	MF	Fort Wayne	IN	Actual/360	5.160%	37,098.67	14,012.40	0.00	N/A	04/06/26	--	8,349,288.69	8,335,276.29	08/06/24
38	28000842	OF	Indianapolis	IN	Actual/360	5.015%	24,434.67	9,564.03	0.00	N/A	01/06/26	--	5,658,173.92	5,648,609.89	08/06/24
38A	306941068				Actual/360	5.015%	9,574.67	3,747.64	0.00	N/A	01/06/26	--	2,217,142.02	2,213,394.38	08/06/24
40	300571576	LO	Beaufort	SC	Actual/360	4.800%	28,574.18	13,399.05	0.00	N/A	09/06/26	--	6,913,107.72	6,899,708.67	08/06/24
41	600936054	RT	Rockwall	TX	Actual/360	4.320%	24,871.50	14,068.15	0.00	N/A	08/11/26	--	6,685,886.72	6,671,818.57	08/11/24
42	300571574	LO	Austin	TX	Actual/360	5.080%	29,500.53	12,482.89	0.00	N/A	09/06/26	--	6,743,835.42	6,731,352.53	08/06/24
43	300571570	LO	McDonough	GA	Actual/360	4.510%	25,432.44	13,374.45	0.00	N/A	08/06/26	--	6,548,657.94	6,535,283.49	08/06/24
44	300571583	RT	Coachella	CA	Actual/360	4.650%	25,576.51	12,683.74	0.00	N/A	09/06/26	--	6,387,474.15	6,374,790.41	08/06/24
46	28000909	MF	Austin	TX	Actual/360	4.750%	27,060.98	10,497.63	0.00	N/A	07/06/26	--	6,615,926.46	6,605,428.83	08/06/24
47	306490047	LO	Athens	GA	Actual/360	4.800%	24,955.28	11,771.29	0.00	N/A	08/06/26	--	6,037,567.59	6,025,796.30	08/06/24
48	28000920	MU	New York	NY	Actual/360	4.050%	20,639.26	12,981.91	0.00	N/A	08/06/26	--	5,918,066.86	5,905,084.95	08/06/24
49	470100990	MF	White Plains	NY	Actual/360	3.490%	16,541.44	13,058.68	0.00	N/A	09/01/26	--	5,504,128.87	5,491,070.19	08/01/24
50	470100410	MF	Rye	NY	Actual/360	3.660%	17,168.27	12,603.26	0.00	N/A	09/01/26	--	5,447,362.25	5,434,758.99	08/01/24
51	470100910	MF	Riverdale	NY	Actual/360	3.650%	17,077.40	12,657.47	0.00	N/A	08/01/26	--	5,433,376.20	5,420,718.73	08/01/24
52	300571582	OF	Houston	TX	Actual/360	4.720%	22,345.18	10,794.66	0.00	N/A	09/06/26	--	5,497,720.14	5,486,925.48	08/06/24
53	306490053	MF	Newman	GA	Actual/360	4.700%	21,761.27	10,653.59	0.00	N/A	08/06/26	--	5,376,839.87	5,366,186.28	08/06/24
54	28000904	LO	Raleigh	NC	Actual/360	5.488%	23,372.17	13,736.78	0.00	N/A	06/06/26	--	4,945,677.46	4,931,940.68	08/06/24
55	600935608	OF	Memphis	TN	Actual/360	4.380%	20,036.01	13,016.39	0.00	N/A	08/11/26	--	5,312,243.55	5,299,227.16	08/11/24
56	28000935	OF	Missouri City	TX	Actual/360	4.510%	20,949.71	9,487.07	0.00	N/A	09/06/26	--	5,394,390.28	5,384,903.21	08/06/24
57	300571566	RT	Columbus	OH	Actual/360	4.800%	18,894.71	8,912.55	0.00	N/A	08/06/26	--	4,571,301.09	4,562,388.54	08/06/24
58	410935115	MU	San Jose	CA	Actual/360	4.000%	15,121.68	9,703.92	0.00	N/A	08/11/26	--	4,390,165.56	4,380,461.64	08/11/24
59	300571567	MH	Chesapeake	VA	Actual/360	4.750%	18,145.42	8,719.42	0.00	N/A	08/06/26	--	4,436,231.89	4,427,512.47	08/06/24
60	470100610	MF	Yonkers	NY	Actual/360	3.580%	13,896.82	5,713.36	0.00	N/A	08/01/26	--	4,507,888.34	4,502,174.98	08/01/24

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 32

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
61	410935008	RT	Stockton	CA	Actual/360	4.500%	15,918.02	8,402.87	0.00	N/A	08/11/26	--	4,107,876.69	4,099,473.82	08/11/24
62	300571565	OF	Port St Lucie	FL	Actual/360	4.930%	18,145.61	7,017.46	0.00	N/A	08/06/26	--	4,274,305.34	4,267,287.88	08/06/24
63	600934670	RT	Tucson	AZ	Actual/360	4.160%	13,045.78	11,642.94	0.00	N/A	08/11/26	--	3,641,812.86	3,630,169.92	08/11/24
64	28000895	LO	Pensacola	FL	Actual/360	5.576%	17,847.20	10,214.06	0.00	N/A	06/06/26	--	3,716,962.21	3,706,748.15	08/06/24
65	470101030	MF	Brooklyn	NY	Actual/360	3.480%	11,872.78	5,119.68	0.00	N/A	09/01/26	--	3,961,996.38	3,956,876.70	08/01/24
66	28000902	LO	Frederick	MD	Actual/360	5.650%	17,177.65	9,614.68	0.00	N/A	06/06/26	--	3,530,661.41	3,521,046.73	08/06/24
67	479067300	RT	Cumming	GA	Actual/360	5.090%	16,499.13	6,278.96	0.00	N/A	01/01/26	--	3,764,298.44	3,758,019.48	08/01/24
68	470100430	MF	Bronx	NY	Actual/360	3.500%	11,389.57	4,880.85	0.00	N/A	08/01/26	--	3,779,027.99	3,774,147.14	08/01/24
69	410935702	SS	Smyrna	GA	Actual/360	4.020%	12,091.51	7,697.32	0.00	N/A	08/11/26	--	3,492,972.90	3,485,275.58	08/11/24
70	470101130	MF	Long Beach	NY	Actual/360	3.300%	6,948.29	18,697.38	0.00	N/A	09/01/26	--	2,445,145.09	2,426,447.71	08/01/24
71	410933922	RT	Roseville	MI	Actual/360	4.450%	12,887.38	6,933.95	0.00	N/A	08/11/26	--	3,363,142.98	3,356,209.03	08/11/24
72	600936085	RT	Fort Mill	SC	Actual/360	4.490%	12,719.30	6,739.91	0.00	N/A	08/11/26	05/11/26	3,289,709.86	3,282,969.95	08/11/24
73	28001000	RT	Boardman Township	OH	Actual/360	4.560%	14,842.80	0.00	0.00	09/06/26	01/06/30	--	3,780,000.00	3,780,000.00	08/06/24
74	470100850	MF	Long Beach	NY	Actual/360	3.500%	11,151.39	0.00	0.00	N/A	08/01/26	--	3,700,000.00	3,700,000.00	08/01/24
76	300571557	SS	Winchester	VA	Actual/360	4.600%	13,311.35	5,451.43	0.00	N/A	05/06/26	--	3,360,508.80	3,355,057.37	08/06/24
77	300571572	RT	Greensboro	NC	Actual/360	5.200%	14,238.52	5,804.03	0.00	N/A	08/06/26	--	3,179,817.90	3,174,013.87	08/06/24
78	28000809	RT	Various	Various	Actual/360	4.890%	6,459.42	0.00	0.00	N/A	04/06/26	--	1,534,000.00	1,534,000.00	08/06/24
79	28000873	RT	Various	MN	Actual/360	5.250%	6,934.96	0.00	0.00	N/A	04/06/26	--	1,534,000.00	1,534,000.00	08/06/24
80	470099910	MF	Bronx	NY	Actual/360	3.440%	7,994.00	3,520.02	0.00	N/A	09/01/26	--	2,698,649.11	2,695,129.09	08/01/24
81	410931318	OF	Venice	CA	Actual/360	4.500%	9,865.86	5,208.03	0.00	N/A	08/11/26	--	2,546,027.16	2,540,819.13	08/11/24
82	470100510	MF	Flushing	NY	Actual/360	3.520%	7,649.88	3,230.68	0.00	N/A	09/01/26	--	2,523,787.62	2,520,556.94	08/01/24
83	28000831	OF	Houston	TX	Actual/360	4.779%	8,200.31	4,099.51	0.00	N/A	12/06/25	--	1,992,664.10	1,988,564.59	08/06/24
84	300571580	MH	Apollo	PA	Actual/360	4.800%	7,053.42	2,652.89	0.00	N/A	09/01/26	--	1,706,471.58	1,703,818.69	08/01/24
85	470100180	MF	New York	NY	Actual/360	3.620%	3,914.12	2,922.43	0.00	N/A	09/01/26	--	1,255,644.75	1,252,722.32	08/01/24
86	470100470	MF	Bronx	NY	Actual/360	3.690%	4,308.85	1,674.17	0.00	N/A	08/01/26	--	1,356,051.36	1,354,377.19	08/01/24
87	28000851	RT	Radford	VA	Actual/360	5.390%	5,198.36	0.00	0.00	02/06/26	02/06/31	--	1,120,000.00	1,120,000.00	08/06/24
88	28000849	RT	Village of Malone	NY	Actual/360	5.370%	4,952.48	0.00	0.00	02/06/26	02/06/31	--	1,071,000.00	1,071,000.00	08/06/24
89	470100700	MF	Washington	DC	Actual/360	3.980%	757.44	8,335.96	0.00	N/A	08/01/26	--	221,006.39	212,670.43	08/01/24

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 32

Mortgage Loan Detail (Part 1)

					Interest					Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated	Maturity	Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date	Date	Date	Balance	Balance	Date
90	28000841	RT	Mercedes	TX	Actual/360	5.440%	3,867.01	0.00	0.00 02/06/26	02/06/31	--	825,500.00	825,500.00	08/06/24
91	28001001	RT	Aurora	MN	Actual/360	4.840%	2,587.15	0.00	0.00 09/06/26	09/06/31	--	620,750.00	620,750.00	08/06/24
Totals							3,301,792.48	1,273,870.53	0.00			862,153,269.70	860,879,399.17
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.														Page 17 of 32

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	7,980,914.54	1,996,320.36	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
2	5,199,977.36	2,756,884.26	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	247.52	0.00
3	2,729,818.00	1,378,422.78	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
4	1,636,248.60	105,016.65	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
4A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	2,718,495.02	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	76,786,147.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	(3,147,266.00)	(774,822.75)	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
8	3,063,015.00	3,444,605.60	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
10	3,243,193.40	776,083.04	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
11	3,813,132.45	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	3,402,318.88	1,753,089.24	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
15	282,312.00	0.00	--	--	05/13/24	10,982,933.12	902,791.19	60,094.15	1,892,007.27	0.00	0.00
16	1,478,765.12	306,285.71	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
19	1,286,666.81	1,201,327.85	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
21	1,924,945.88	524,340.22	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,984,625.80	914,997.85	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
23	681,909.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,898,995.64	455,477.85	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,212,024.57	567,225.22	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,707,098.90	327,734.55	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,268,477.00	666,983.68	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,558,016.02	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 32

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	1,221,970.42	601,295.31	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
32	810,381.92	414,875.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,156,095.96	305,108.13	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
38	930,041.37	232,520.07	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
38A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	22,252.70	525,526.70	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	1,217,611.48	1,144,980.55	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
43	654,906.38	601,859.97	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
44	1,130,485.84	607,239.74	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	3,168,075.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	580,169.01	214,843.37	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
49	362,039.79	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	574,554.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
51	357,346.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	815,578.72	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
53	596,812.45	163,726.24	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
54	954,227.78	869,775.94	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
55	408,710.63	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
56	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
57	517,349.25	155,885.33	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
58	771,399.81	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
59	550,463.65	127,947.36	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
60	300,224.22	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 32

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
61	583,629.00	148,097.25	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
62	518,444.88	285,915.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
63	589,254.97	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
64	935,568.20	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
65	382,523.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
66	736,456.84	917,233.93	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
67	597,404.05	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
68	114,230.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
69	715,806.00	191,790.75	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
70	300,084.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
71	431,761.00	177,305.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
72	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
73	326,325.46	81,580.88	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
74	177,441.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
76	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
77	287,936.05	72,066.50	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
78	154,416.24	38,604.06	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
79	154,320.21	38,580.78	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
80	105,185.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
81	236,335.10	57,663.25	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
82	(38,295.18)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
83	85,469.93	14,274.92	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
84	254,312.80	155,180.60	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
85	76,570.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
86	(119,468.36)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
87	112,963.29	42,639.26	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
88	96,844.80	48,422.40	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
89	201,459.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 32

					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
90	82,935.00	41,467.50	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
91	65,599.16	16,399.79	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	147,976,039.13	24,692,777.69				10,982,933.12	902,791.19	60,094.15	1,892,007.27	247.52	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 21 of 32

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/16/24	0	0.00	0	0.00	1	17,362,619.38	0	0.00	1	17,362,619.38	0	0.00	0	0.00	0	0.00	4.447326%	4.419932%	23
07/17/24	0	0.00	0	0.00	1	17,394,924.74	0	0.00	1	17,394,924.74	0	0.00	0	0.00	0	0.00	4.447399%	4.419996%	24
06/17/24	0	0.00	0	0.00	1	17,429,529.14	0	0.00	1	17,429,529.14	0	0.00	0	0.00	0	0.00	4.447481%	4.422075%	25
05/17/24	0	0.00	0	0.00	1	17,461,544.22	0	0.00	1	17,461,544.22	0	0.00	0	0.00	0	0.00	4.447553%	4.422139%	26
04/17/24	0	0.00	0	0.00	1	17,495,868.88	0	0.00	1	17,495,868.88	0	0.00	0	0.00	0	0.00	4.447634%	4.422212%	27
03/15/24	0	0.00	0	0.00	1	17,527,596.16	0	0.00	1	17,527,596.16	0	0.00	0	0.00	0	0.00	4.447704%	4.422275%	28
02/16/24	0	0.00	0	0.00	1	17,564,101.84	0	0.00	1	17,564,101.84	0	0.00	0	0.00	0	0.00	4.447793%	4.422356%	29
01/18/24	0	0.00	0	0.00	1	17,595,533.10	0	0.00	1	17,595,533.10	0	0.00	0	0.00	0	0.00	4.447861%	4.422417%	30
12/15/23	0	0.00	0	0.00	1	17,626,828.00	0	0.00	1	17,626,828.00	0	0.00	0	0.00	0	0.00	4.447929%	4.422478%	31
11/17/23	0	0.00	0	0.00	1	17,660,458.64	0	0.00	1	17,660,458.64	0	0.00	0	0.00	0	0.00	4.448006%	4.422547%	32
10/17/23	0	0.00	0	0.00	1	17,691,471.88	0	0.00	1	17,691,471.88	0	0.00	0	0.00	0	0.00	4.448072%	4.422606%	33
09/15/23	0	0.00	0	0.00	1	17,724,831.09	0	0.00	1	17,724,831.09	0	0.00	0	0.00	0	0.00	4.448148%	4.422675%	34
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 23 of 32

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
15	300571577	07/06/22	24	6	60,094.15	1,892,007.27	3,390,593.05	18,160,267.76	12/31/20	7			10/04/22
Totals					60,094.15	1,892,007.27	3,390,593.05	18,160,267.76

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 24 of 32

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		577,940,799	577,940,799	0		0
25 - 36 Months		228,821,350	211,458,731	0		17,362,619
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		54,117,250	54,117,250	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-24	860,879,399	843,516,780	0	0	0	17,362,619
Jul-24	862,153,270	844,758,345	0	0	0	17,394,925
Jun-24	863,503,214	846,073,685	0	0	0	17,429,529
May-24	864,766,961	847,305,416	0	0	0	17,461,544
Apr-24	866,107,144	848,611,276	0	0	0	17,495,869
Mar-24	867,360,844	849,833,248	0	0	0	17,527,596
Feb-24	868,772,996	851,208,894	0	0	0	17,564,102
Jan-24	870,016,406	852,420,873	0	0	0	17,595,533
Dec-23	871,255,022	853,628,194	0	0	0	17,626,828
Nov-23	872,570,978	854,910,519	0	0	0	17,660,459
Oct-23	873,799,739	856,108,267	0	0	0	17,691,472
Sep-23	875,106,194	857,381,363	0	0	0	17,724,831
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 25 of 32

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
15	300571577	17,362,619.38	18,160,267.76	16,800,000.00	02/26/24	(1,507,628.00)	(0.86090)	12/31/23	09/06/26	264
40	300571576	6,899,708.67	6,899,708.67	9,300,000.00	07/12/23	382,868.70	0.76010	03/31/24	09/06/26	264
Totals		24,262,328.05	25,059,976.43	26,100,000.00		(1,124,759.30)

© 2021 Computershare. All rights reserved. Confidential.										Page 26 of 32

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
15	300571577	OF	TX	12/31/20	7

REO Title Date: 10/4/2022. The Property is comprised of two parcels of land that is approx. 9.13 acres in size. The Property is designed and used for multi-tenant office and retail purposes. One Corporate Plaza consists of a 6-story office building and a two-level parking garage that were constructed in 1984. Two Corporate Plaza consists of an 8-story office building, one-story retail building and one 3-level parking garage that were constructed in 1989. The Property is located in the Clear Lakes market of Houston. Crossed with or Companion Loan: Pari Passu loan in WFCM 2016-C36. Deferred Maintenance: Most deferred maintenance issues have been addressed or are in the process of being completed, including fire panel replacement, partial roof replacement and elevator modernization. All chillers have been replaced by the Receiver before the REO title date. Some common areas on both buildings are being updated. Leasing Summary:

Approx. six lease renewals have been completed with an aggregate of 28,753 SF. Three new leases with an aggregate of 22K SF have been completed. Marketing Summary: The property is currently not listed for sale.

40	300571576	LO	SC	06/27/24	13

Loan transferred to SS on 6/28/2024 for imminent default due to Borrower's failure to complete the required PIP work by May 1, 2024. Lender previously extended Borrower relief for CoVID-19 related impact and then a forbearance agreement.

Subject is a 97-key full-service branded Holiday Inn and Suites in Beaufort, SC. Borrower submitted PIP-related invoices for payments to applicable vendors to begin PIP renovation. Lender to dual track discussions with Borrower.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 27 of 32

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
8	310934902	25,260,857.83	4.53000%	25,218,930.83	4.53000%	10	06/22/20	07/11/20	08/11/20
18	28000911	16,659,587.37	5.85000%	16,640,152.39	5.85000%	10	06/05/20	06/06/20	08/11/20
36	28210779	9,600,000.00	4.96000%	9,600,000.00	4.96000%	9	08/03/20	05/06/20	--
40	300571576	0.00	4.80000%	0.00	4.80000%	10	08/19/20	06/08/20	09/11/20
40	300571576	0.00	4.80000%	0.00	4.80000%	10	04/06/23	06/08/20	09/11/20
42	300571574	0.00	5.08000%	0.00	5.08000%	8	11/10/21	10/27/21	--
57	300571566	4,989,242.13	4.80000%	4,989,242.13	4.80000%	10	06/05/20	06/06/20	06/11/20
64	28000895	4,185,244.29	5.57600%	4,177,278.71	5.57600%	10	06/05/20	06/06/20	08/11/20
Totals		60,694,931.62		60,625,604.06
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 28 of 32

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 29 of 32

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
15	0.00	0.00	3,744.74	0.00	0.00	47,807.79	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	1,488.24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	5,232.98	0.00	0.00	47,807.79	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		53,040.77

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 32 of 32